Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	STATE STREET VARIABLE INSURANCE SERIES FUNDS INC
Prospectus Date	rr_ProspectusDate	May 01, 2019
State Street Income V.I.S. Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	State Street Income V.I.S. Fund <br/><br/>Class 1 SSIMX
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Maximum income consistent with prudent investment management and the preservation of capital.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the State Street Income V.I.S. Fund (the “Income Fund” or sometimes referred to in context as the “Fund”), but does not reflect the fees or charges imposed by the separate accounts (“Accounts”) of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, the costs shown below would be higher.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES  (expenses that you pay each year as a percentage of the value of your investment).
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in the Annual Fund Operating Expenses or in the Expense Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 182% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	182.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	The example below is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods or continue to hold them. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example does not reflect the fees or charges imposed by the Accounts of the various life insurance companies through which shares of the Fund are offered. If these fees and charges were included, the expenses shown below would be higher. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund seeks to achieve its investment objective by investing at least 80% of its net assets (plus any borrowings for investment purposes) under normal circumstances in debt securities.

The Fund invests primarily in a variety of investment-grade debt securities, such as mortgage-backed securities, corporate bonds, U.S. Government securities and money market instruments. The Fund normally has a weighted average effective maturity of approximately five to ten years, but is subject to no limitation with respect to the maturities of the instruments in which it may invest.

U.S. Government securities are securities that are issued or guaranteed as to principal and interest by the U.S. Government or one of its agencies or instrumentalities. Some U.S. Government securities are backed by the full faith and credit of the U.S. Government, such as U.S. Treasury bills and notes and obligations of the Government National Mortgage Association (“Ginnie Mae”). Other U.S. Government securities are neither issued by nor guaranteed by the full faith and credit of the U.S. Government, including those issued by the Federal National Mortgage Association (“Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“Freddie Mac”). Fannie Mae and Freddie Mac have been operating under a conservatorship since 2008, with the Federal Housing Finance Agency acting as their conservator, and receive certain financing support from and have access to certain borrowing arrangements with the U.S. Treasury.

The portfolio managers seek to identify debt securities with characteristics such as:
  attractive yields and prices
  the potential for capital appreciation
  reasonable credit quality
The portfolio managers may consider selling a security when one of these characteristics no longer applies, when valuation becomes excessive, or when more attractive alternatives are identified.

The Fund also may invest up to 20% of its net assets in high yield securities (also known as “junk bonds”) and, to a lesser extent, in asset-backed securities, foreign (non-U.S.) and emerging market debt securities and equity securities. The Fund may also invest in exchange-traded products (“ETPs”) that provide exposure to such investments, including ETPs that pay fees to SSGA Funds Management, Inc. (“SSGA FM” or the “Adviser”) and its affiliates for management, marketing or other services. High yield securities are those rated BB+ through B- by S&P Global Ratings (“S&P”) or Ba1 through B3 by Moody’s Investor Services, Inc. (“Moody’s”) or below or of similar quality. An emerging market country is any country having an economy and market that are (or would be) considered by the World Bank to be emerging or developing, or listed in the MSCI® Emerging Markets Index. Emerging market countries are located in regions such as Asia, Latin America, the Middle East, Southern Europe, Eastern Europe (including the former republics of the Soviet Union and the Eastern Bloc) and Africa.

The portfolio managers may also use various types of derivative instruments (primarily futures contracts and interest rate and credit default swaps) to manage yield, interest rate exposure (also known as duration) and exposure to credit quality, and to gain or hedge exposure to certain securities, indices or market segments.

		The Fund may engage in active and frequent trading of its portfolio securities.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	The principal risks of investing in the Fund are:
Securities Market Risk is the risk that the value of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably, due to factors affecting particular companies or the securities markets generally. A general downturn in the securities markets may cause multiple asset classes to decline in value simultaneously, although equity or equity-related securities generally have greater price volatility than fixed income securities. Negative conditions and price declines may occur unexpectedly and dramatically. In addition, the Fund could be forced to sell portfolio securities at an inopportune time in order to meet unusually large or frequent redemption requests in times of overall market turmoil or declining prices for the securities.

Debt Securities Risk is the risk that the values of debt securities may increase or decrease as a result of various factors, including market fluctuations, changes in interest rates, actual or perceived inability or unwillingness of issuers, guarantors or liquidity providers to make scheduled principal or interest payments, illiquidity in debt securities markets, reinvestment of securities during periods of falling interest rates, or repayment by issuers with higher coupon or interest rates.

Interest Rate Risk is the risk that debt securities will decline in value because of changes in interest rates. Bond prices generally rise when interest rates decline and generally decline when interest rates rise. Changes in governmental policy, including changes in central bank monetary policy, could cause interest rates to rise rapidly, or cause investors to expect a rapid rise in interest rates. This could lead to heightened levels of interest rate, volatility and liquidity risks for the fixed income markets generally and could have a substantial and immediate effect on the values of the Fund’s investments. More generally, changes in market conditions and governmental action may have adverse effects on investments, volatility, and liquidity in debt markets and any negative impact on fixed income securities could be swift and significant, potentially increasing Fund redemptions and negatively impacting the Fund’s performance.

Credit Risk is the risk that the price of a debt is affected by the issuer’s or counterparty’s credit quality. Changes in an entity’s financial condition and general economic conditions can affect its ability to honor financial obligations and therefore its credit quality. A debt security’s price may be adversely affected by the market’s perception of the security’s credit quality level even if the issuer or counterparty has suffered no degradation in its ability to honor the obligation.

Mortgage-Backed Securities Risk includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the mortgage loans underlying these securities. The liquidity of mortgage-related securities may change over time.

Asset-Backed Securities Risk includes interest rate risk, prepayment risk and the risk that the Fund could lose money if there are defaults on the loans underlying these securities. The liquidity of asset-backed securities may change over time.

Prepayment Risk is the risk that, during periods of falling interest rates, issuers of debt securities may repay higher rate securities before their maturity dates. This may cause the Fund to lose potential price appreciation and to be forced to reinvest the unanticipated proceeds at lower interest rates.

Extension Risk is the risk that an issuer will exercise its right to repay principal on an obligation held by the Fund later than expected. This may happen when there is a rise in interest rates, which could extend the duration of obligations held by the Fund and make the values of such obligations more sensitive to changes in interest rates and reduce the value of the security. Extension risk may be heightened during periods of adverse economic conditions generally, as payment rates decline due to higher unemployment levels and other factors.

High Yield Securities Risk is the risk that below investment-grade securities or unrated securities of similar credit quality (commonly known as “junk bonds”) are more likely to default than higher rated securities. These securities are considered to be speculative and their market value is more sensitive to corporate developments and economic conditions and can be volatile. Market conditions can diminish liquidity and make accurate valuations difficult to obtain.

Risk of Investment in Other Pools is the risk that, if the Fund invests in another pooled investment vehicle, it is exposed to the risk that the other pool will not perform as expected and is exposed indirectly to all of the risks applicable to an investment in such other pool. The investment policies of the other pool may not be the same as those of the Fund; as a result, an investment in the other pool may be subject to additional or different risks than those to which the Fund is typically subject. The Fund bears its proportionate share of the fees and expenses of any pool in which it invests. The Adviser or an affiliate may serve as investment adviser to a pool in which the Fund may invest, leading to potential conflicts of interest. It is possible that other clients of the Adviser or its affiliates will purchase or sell interests in a pool sponsored or managed by the Adviser or its affiliates at prices and at times more favorable than those at which the Fund does so.

U.S. Government Obligations Risk is the risk that U.S. Government obligations may be adversely affected by changes in interest rates, or a default by, or decline in the credit quality of, the U.S. Government. Not all U.S. Government obligations are backed by the full faith and credit of the U.S. Government and such securities are subject to increased credit risk.

Municipal Obligations Risk is the risk that prices of municipal debt securities are affected inversely by changes in interest rates and by changes in the credit rating or financial condition of the issuer. While income derived from investments in municipal obligations typically is exempt from regular federal income tax, there may be other taxes associated with capital gains and interest income on municipal obligations. The municipal obligations market is volatile and may be significantly affected by tax, legislative or political changes.

Equity Securities Risk is the risk that stocks and other equity securities generally fluctuate in value more than bonds and may decline in value over short or extended periods of time. The value of stocks and other equity securities may be affected by an issuer’s financial condition and overall market, economic and political conditions.

Foreign Investment Risk is the risk that investing in securities of foreign (non-U.S.) issuers may result in the Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies, due to smaller markets, differing reporting, accounting and auditing standards, increased risk of delayed settlement of portfolio transactions, and the risk of unfavorable foreign government actions, including nationalization, expropriation or confiscatory taxation, currency blockages and political changes or diplomatic developments. The costs of investing are higher in many foreign markets than in the U.S., and securities of foreign (non-U.S.) issuers may be less liquid and more difficult to value than securities of U.S. issuers. The risk of loss and volatility have increased in recent periods and may continue because of high levels of debt and other economic distress in various countries, including some in Europe. Attempted solutions such as austerity or stimulus measures and governmental regulation also may increase the risk of loss and volatility in securities markets.

Emerging Markets Risk is the risk of investing in securities of governments or companies located in emerging market countries, which primarily includes increased foreign investment risk. Emerging market countries may have unstable governments and/or economies that are subject to sudden change, and may also lack the legal, business and social framework to support securities markets, which tends to make investments less liquid and more volatile.

Currency Risk is the risk that the U.S. dollar value of foreign investments will change in response to changes in currency exchange rates. If a foreign currency weakens against the U.S. dollar, the U.S. dollar value of an investment denominated in that currency would also decline.

Derivative Instruments Risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument will not correlate well with the performance of the securities or asset class to which the Fund seeks exposure or which the Fund seeks to hedge, (2) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, and (3) derivative instruments not traded on an exchange may be subject to counterparty risk, as well as liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. In addition, changes in laws or regulations may make the use of derivative instruments more costly, may limit the Fund’s ability to employ certain strategies that use derivative instruments and/or may adversely affect the value of derivative instruments and the Fund’s performance.

Counterparty Risk is the risk that the issuer or guarantor of a debt security, or the counterparty of a derivative instrument contract or repurchase agreement or other transaction, is unable or unwilling (or is perceived to be unable or unwilling) to make timely payment of principal and/or interest, or to otherwise honor its obligations. If a counterparty fails to meet its contractual obligations, the Fund may be unable to terminate or realize any gain on the investment or transaction, or to recover collateral posted to the counterparty, resulting in a loss to the Fund. If the Fund holds collateral posted by its counterparty, it may be delayed or prevented from realizing on the collateral in the event of a bankruptcy or insolvency proceeding relating to the counterparty.

Portfolio Turnover Risk is the risk that the Fund may experience high portfolio turnover rates which may result in higher Fund expenses. These effects of higher than normal portfolio turnover may adversely affect Fund performance.

Issuer Risk is the risk that the values of securities held by the Fund may decline for reasons which relate to the issuers of such securities (e.g., management performance, financial leverage, and reduced demand for the issuer’s goods and services).

Liquidity Risk is the risk that the Fund cannot readily sell securities within seven days, at approximately the price at which the Fund has valued them or at a favorable time or price during periods of infrequent trading. Illiquid investments may trade at a substantial discount and may be subject to wide fluctuations in market value. Illiquidity of the Fund’s holdings may limit the ability of the Fund to obtain cash to meet redemptions on a timely basis.

Valuation Risk is the risk that the portfolio securities that have been valued using techniques other than market quotations may have valuations that are different from those produced using other methodologies, and that such securities may be sold at discounts to the values established by the Fund.

Management Risk is the risk that the investment techniques and risk analyses applied by the investment adviser will not produce the desired results and that legislative, regulatory or tax restrictions, policies or developments may affect the investment techniques available to the investment adviser and the portfolio managers in connection with managing the Fund. There is no guarantee that the investment objective of the Fund will be achieved.
		It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period. An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Lose Money [Text]	rr_RiskLoseMoney	It is possible to lose money on an investment in the Fund, and this risk of loss may be heightened if you hold shares of the Fund for a shorter period.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index. Past performance assumes the reinvestment of all dividend income and capital gains distributions. The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The bar chart and average annual total returns table do not reflect the fees or charges imposed by the Accounts of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, returns would be lower than those shown. For updated performance information, please visit the Fund’s website at www.ssga.com/geam or call 1-800-242-0134.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the Average Annual Total Returns table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns compare with the returns of a broad-based securities market index.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-800-242-0134
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.ssga.com/geam
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	CALENDAR YEAR TOTAL RETURNS (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and average annual total returns table do not reflect the fees or charges imposed by the Accounts of the life insurance companies through which shares of the Fund may be purchased. If these fees and charges were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Highest/Lowest quarterly results during this time period were: Highest 5.80% (quarter ended September 30, 2009) Lowest -2.72% (quarter ended December 31, 2016)
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (%) (for the periods ended December 31, 2018)
State Street Income V.I.S. Fund | Class 1
Risk/Return:	rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)	rr_ShareholderFeeOther
Management Fees	rr_ManagementFeesOverAssets	0.50%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets
Other Expenses	rr_OtherExpensesOverAssets	0.50%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.01%	[1]
1 Year	rr_ExpenseExampleYear01	$ 103
3 Years	rr_ExpenseExampleYear03	322
5 Years	rr_ExpenseExampleYear05	558
10 Years	rr_ExpenseExampleYear10	1,236
1 Year	rr_ExpenseExampleNoRedemptionYear01	103
3 Years	rr_ExpenseExampleNoRedemptionYear03	322
5 Years	rr_ExpenseExampleNoRedemptionYear05	558
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,236
2009	rr_AnnualReturn2009	7.88%
2010	rr_AnnualReturn2010	7.56%
2011	rr_AnnualReturn2011	7.20%
2012	rr_AnnualReturn2012	5.69%
2013	rr_AnnualReturn2013	(1.34%)
2014	rr_AnnualReturn2014	5.12%
2015	rr_AnnualReturn2015	(0.42%)
2016	rr_AnnualReturn2016	2.98%
2017	rr_AnnualReturn2017	3.25%
2018	rr_AnnualReturn2018	(1.42%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2016
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.72%)
1 Year	rr_AverageAnnualReturnYear01	(1.42%)
5 Years	rr_AverageAnnualReturnYear05	1.87%
10 Years	rr_AverageAnnualReturnYear10	3.59%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 03, 1995
State Street Income V.I.S. Fund | Bloomberg Barclays U.S. Aggregate Bond Index (does not reflect fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	2.52%
10 Years	rr_AverageAnnualReturnYear10	3.48%

[1]	Total Annual Fund Operating Expenses shown in the table above may not correspond to the ratio of net expenses to the average net assets in the “Financial Highlights” section of this Prospectus to the extent that Acquired Fund Fees and Expenses are included in the table above.